Measurement of financial assets and liabilities - Carried at fair value (Details) - At fair value - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Total financial investments, net of derivative liabilities	$ 153,948	$ 149,864
Total financial instruments at fair value	$ 150,521	$ 146,384
Percentage of total (%)	100.00%	100.00%
Loans
Financial instruments
Financial assets	$ 364	$ 430
Equity securities and portfolio holdings in collective investment schemes
Financial instruments
Financial assets	81,002	64,753
Debt securities
Financial instruments
Financial assets	73,804	83,064
Derivative assets
Financial instruments
Financial assets	395	1,855
Derivative liabilities
Financial instruments
Financial liabilities	(1,617)	(238)
Investment contract liabilities without DPF
Financial instruments
Financial liabilities	(748)	(769)
Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(2,679)	(2,711)
Level 1
Financial instruments
Total financial investments, net of derivative liabilities	128,245	121,733
Total financial instruments at fair value	$ 125,566	$ 119,022
Percentage of total (%)	83.00%	81.00%
Level 1 | Equity securities and portfolio holdings in collective investment schemes
Financial instruments
Financial assets	$ 72,574	$ 56,327
Level 1 | Debt securities
Financial instruments
Financial assets	56,147	64,004
Level 1 | Derivative assets
Financial instruments
Financial assets	17	1,460
Level 1 | Derivative liabilities
Financial instruments
Financial liabilities	(493)	(58)
Level 1 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(2,679)	(2,711)
Level 2
Financial instruments
Total financial investments, net of derivative liabilities	22,549	25,227
Total financial instruments at fair value	$ 21,801	$ 24,458
Percentage of total (%)	15.00%	17.00%
Level 2 | Loans
Financial instruments
Financial assets	$ 364	$ 430
Level 2 | Equity securities and portfolio holdings in collective investment schemes
Financial instruments
Financial assets	5,311	5,562
Level 2 | Debt securities
Financial instruments
Financial assets	17,620	19,020
Level 2 | Debt securities | Internal valuation
Financial instruments
Financial assets	12	10
Level 2 | Derivative assets
Financial instruments
Financial assets	378	395
Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(1,124)	(180)
Level 2 | Investment contract liabilities without DPF
Financial instruments
Financial liabilities	(748)	(769)
Level 3
Financial instruments
Financial assets	3,154	2,904	$ 865
Total financial investments, net of derivative liabilities	3,154	2,904
Total financial instruments at fair value	$ 3,154	$ 2,904
Percentage of total (%)	2.00%	2.00%
Level 3 | Loans
Financial instruments
Financial assets			3
Level 3 | Equity securities and portfolio holdings in collective investment schemes
Financial instruments
Financial assets	$ 3,117	$ 2,864	824
Total financial instruments at fair value	3,116	2,863
Level 3 | Debt securities
Financial instruments
Financial assets	$ 37	$ 40	$ 38